Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity securities:
Available-for-sale securities	$ 97,692,685	$ 101,980,644
Other Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	99,000	71,000
Other Equity Securities [Member]
Equity securities:
Available-for-sale securities	99,000	71,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	31,762,000	38,351,000
US Government Agencies Debt Securities [Member]
Equity securities:
Available-for-sale securities	31,761,387	38,351,061
Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	994,000	1,908,000
Domestic Corporate Debt Securities [Member]
Equity securities:
Available-for-sale securities	994,272	1,907,865
Municipals [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	13,493,000	10,378,000
Municipals [Member]
Equity securities:
Available-for-sale securities	13,493,000	10,378,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	51,345,000	51,273,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Equity securities:
Available-for-sale securities	51,345,093	51,272,615
Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	99,000	71,000
Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	$ 97,594,000	$ 101,910,000